Risk management	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [Abstract]
Disclosure of financial risk management [text block]
28.	Risk management

28.1	Exchange rate risk

The Ecopetrol Business Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk, which arises from various foreign currency exposures due to commercial transactions and assets and liabilities denominated in foreign currency. The impact of exchange rate fluctuations, especially the Colombian peso/U.S. dollar exchange rate, has been material in previous years. To mitigate this risk, the Ecopetrol Business Group’s risk management strategy involves the use of non–derivative financial instruments related to cash flow hedges for future exports and net investment of foreign operations to minimize exchange rate risk exposure.

The U.S. dollar/Colombian peso exchange rate has fluctuated over the last few years. As of December 31, 2018, the Colombian peso depreciated 8.9%. The closing rates were COP$
3,249.75
, COP$
2,984.00
and COP$
3,000.71
for 2018, 2017 and 2016, respectively.

When the Colombian peso appreciates in relation to the U.S. dollar, export sales revenue decreases when converted to Colombian pesos; by contrast, imported goods, operating costs and interest on foreign debt denominated in U.S. dollars become less expensive. Conversely, when the Colombian peso depreciates, export revenues, when translated to Colombian pesos, increase and imports and servicing of the external debt become more expensive.

The following table sets out the carrying amount for financial assets and liabilities with exchange exposure denominated as of December 31, 2018 and 2017:

(in US$Million)	2018	2017
Cash and cash equivalents	514	1,203
Other financial assets	2,138	1,072
Trade receivables and payables, net	(202)	(7)
Loans and borrowings	(9,689)	(12,590)
Other assets and liabilities, net	63	-
Net liability position	(7,176)	(10,322)

Of the total net liability position, US$(335)
million correspond to net liabilities in dollars with exchange exposure of companies with Colombian peso as functional currency and a net amount of
US$(341)
million correspond to monetary assets and liabilities with exchange exposure of companies whose functional currency is different from Colombian peso; for both cases valuation is recognized in profit or loss. The balance of loans and borrowings includes non-derivative hedging instruments of Ecopetrol for
US$(6,500), for which valuation is recognized in other comprehensive income, within the equity.

28.1.1	Sensitivity analysis for exchange rate risk

The Ecopetrol Business Group’s risk management strategy involves the use of non-derivative financial instruments related to cash flow hedges for future exports and hedges of a net investment in a foreign operation in order to minimize exposure to currency rate risk, which is detailed below.

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2018:

Scenario / Variation in the exchange rate	Effect on income before taxes (+/–)	Effect on other comprehensive income (+/–)
1%	(10,887)	222,315
5%	(54,433)	1,111,577

The sensitivity analysis only includes financial assets and liabilities in foreign currency at the closing date.

28.1.2	Cash flow hedge for future exports

Ecopetrol is exposed to foreign exchange risk given that a significant percentage of its income from crude oil exports is denominated in U.S. dollars. In recent years, the Ecopetrol Business Group has acquired long–term debt for investment activities in the same currency in which it expects to receive the cash flow of its export sales revenues. This situation creates a natural hedge relationship due to the fact that the risks generated by the foreign exchange difference of export sales revenues when booked in Ecopetrol’s functional currency (Colombian pesos) are naturally hedged with the foreign exchange variances of the long–term debt, in line with the Ecopetrol Business Group’s risk management strategy.

With the objective of presenting in the financial statements, the effect of the existing natural hedge between exports and debt, understanding that the exchange rate risk materializes when the exports are made, on October 1, 2015, the Board of Directors designated the sum of US$
5,440
million of Ecopetrol’s foreign currency debt as a hedge instrument of future revenue from crude oil exports, for the period 2015–2023, in accordance with IAS 39 – Financial instruments.

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2018 and 2017:

(US$Million)	2018	2017
Hedging instrument at the beginning of the period	3,332	5,312
Reassignment of hedging instruments	3,366	1,803
Realization of exports	(3,366)	(1,803)
Capital payments (1)	(2,032)	(1,980)
Hedging instrument at the end of the period	1,300	3,332

(1)
On December 27, 2018, Ecopetrol S.A. paid in advance the entire 10-year international bond issued in 2009, whose nominal value was USD$
1,500
million. Equally, on June 30, 2017, Ecopetrol prepaid the entire outstanding balance of the international syndicated loan whose nominal value was US$
1,925
million and original maturity date was in February 2020.

The following is the movement of accumulated foreign currency gains and losses in respect of the cash flow hedge recognized in other comprehensive income for the years ended
December 31, 2018
,
2017
and
2016
:

	2018	2017	2016
Opening balance	(159,295)	(244,131)	217,291
Exchange difference	704,871	15,933	(724,395)
Reclassification to profit or loss	128,404	160,772	(33,074)
Ineffectiveness	(35,617)	(9,247)	–
Deferred income tax	(264,284)	(82,622)	296,047
Closing balance	374,079	(159,295)	(244,131)

The expected reclassification of the cumulative exchange rate difference in other comprehensive income to the profit or loss statement, is as follows:

Year	Before taxes	Taxes	After taxes
2019	(375,261)	123,836	(251,425)
2020	(45,940)	15,160	(30,780)
2021	(48,203)	15,907	(32,296)
2022	(48,203)	15,907	(32,296)
2023	(34,878)	7,596	(27,282)
	(552,485)	178,406	(374,079)

28.1.3	Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Business Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Business Group’s U.S. dollar denominated debt as the hedging instrument.

Ecopetrol S.A. has designated its net investments in Ocensa, Ecopetrol America Inc., Hocol Petroleum Ltd. (HPL) and Reficar as hedged items and as a hedging instrument and
US$5,200
million of the Ecopetrol Business Group’s U.S. dollar debt as a hedging instrument.

The following is the movement of accumulated foreign currency gains and losses in respect of the net investment hedge recognized in other comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Opening balance	97,362	155,359	–
Exchange difference	1,381,900	(86,892)	231,879
Ineffectiveness	378	329	–
Deferred income tax	(410,324)	28,566	(76,520)
Closing balance	1,069,316	97,362	155,359

28.1.4	Hedging with derivatives to minimize currency risk

The Ecopetrol Business Group carries out forward hedging operations using the non–delivery modality, for mitigating the volatility of the exchange rate in the cash flow required for operations of its subsidiary, Ocensa, whose functional currency is the US dollar. The forward hedging instruments are used to enable setting sales prices in U.S. dollars, mitigating the foreign exchange variation given Ocensa’s obligations relative to operational cost and tax payments are payable in Colombian pesos. The accounting policy applicable to this operation is described in the Note 4.1.5.1.

As of December 31, 2018, there are forward contracts with a net short position for US$332 million (2017 – US$325 million) with maturities between January and December 2019.

The impact on the statement of profit or loss for the settlement of these hedges amounted to COP$80,636 (2017 – COP$99,971) and the amount recognized in the other comprehensive income was a loss of COP$(52,174) (2017 COP$35,768 and 2016 COP$33,869).

28.1.5	Commodity price risk

Ecopetrol’s business is significantly impacted by international prices for crude oil and refined products. The prices for these products are volatile and drastic changes could adversely affect the Ecopetrol Business Group business prospects and results of operations.

A large proportion of Ecopetrol’s sales revenues come from sales of crude oil, natural gas and refined products. These products are indexed to international reference prices such as the Brent index. Consequently, fluctuations in those international indexes have a direct effect on the financial condition and Group’s results of operations.

Prices of crude oil, natural gas and refined products have historically fluctuated as a result of a variety of factors including, among others, competition within the oil and natural gas industry; changes in international prices of natural gas and refined products; long-term changes in the demand for crude oil, natural gas and refined products; regulatory changes; changes in the cost of capital; adverse economic conditions; transactions in derivative financial instruments related to oil and gas and development or availability of alternative fuels.

The Ecopetrol Business Group has a policy approved by the Board of Directors that allows it to use derivative financial instruments in the organized over the counter (OTC) market to cover itself from the risk of price fluctuations of crude oil and refined products associated with physical transactions. The Ecopetrol Business Group has established appropriate processes to handle risk which include constant monitoring of physical and financial markets to identify risks in order to subsequently prepare and execute hedging strategies.

Ecopetrol does not regularly use derivative instruments to hedge exposures to sales or purchase price risks. The impact of the settlement of the price hedges made in 2016 was not material and was made as hedging instruments to mitigate risk at different price indices to the benchmark of the Ecopetrol Business Group's international trade strategy on exports of crude and imports of products.

In 2018 and 2017, hedging transactions were not carried out with derivative instruments. In 2016, then outstanding price hedges were settled in full, with an impact on the result of the period of COP$3,181.

28.2	Credit risk

Credit risk is the risk that the Ecopetrol Business Group may suffer financial losses as a consequence of default of: (a) payments by its clients for the sale of crude oil, gas, products or services; (b) financial institutions in which it keeps investments, or (c) by counterparties with which it has contracted financial instruments.

28.2.1	Credit risk for customers

In the selling process of crude oil, gas, refined products and petrochemicals, and transport services, the Ecopetrol Business Group may be exposed to credit risk in the event that customers fail to fulfill their payment obligations. The Ecopetrol Business Group’s risk management strategy has designed mechanisms and procedures that aim to minimize such events, thus safeguarding the Ecopetrol Business Group’s cash flow.

The Ecopetrol Business Group performs a continuous analysis of the financial strength of its counterparties, by classifying them according to their risk level and financial guarantees in the event of a default of payments. Similarly, the Ecopetrol Business Group continuously monitors national and international market conditions for early alerts of major changes that may have an impact on the timely payment of obligations from customers of the Ecopetrol Business Group.

Allowances for loan losses are set by individual analysis of each customer’s situation. The Ecopetrol Business Group performs administrative and legal actions required to recover amounts past due and charges interest from customers that fail to comply with payment policies.

Ecopetrol does not have a significant concentration of credit risk. An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31,
2018 and 2017 is as follows:

	2018	2017
Less than 3 months overdue	157,608	65,354
Between 3 and 6 months overdue	41,263	1,131
More than 6 months overdue	93,657	79,688
	292,528	146,173

28.2.2	Credit quality of resources in financial assets

Following the promulgation of Decree 1525 of 2008, which provides general rules on investments for public entities, Ecopetrol’s management established guidelines for our investment portfolios. These guidelines determine that investments in Ecopetrol’s U.S. dollar portfolio are generally limited to investments of our excess cash in fixed–income securities issued by entities rated A or higher in the long term and A1/P1/F1 or higher in the short term (international scale) by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings.

In addition, Ecopetrol S.A. may also invest in securities issued or guaranteed by the U.S. government or Colombian government, without regard to the ratings assigned to such securities. In Ecopetrol’s Colombian Peso portfolio, it must invest our excess cash in fixed–income securities of issuers rated AAA in the long term, and F1+/BRC1+ in the short term (local scale) by Fitch Ratings Colombia or BRC Standard & Poor’s. In addition, Ecopetrol may also invest in securities issued or guaranteed by the Colombian government without rating restrictions.

In order to diversify risk in our Colombian Peso portfolio, Ecopetrol does not invest more than 10% of the excess of cash in one specific issuer. In the case of our U.S. dollar portfolio, it does not invest more than 5% of the excess of cash in one specific issuer in the short term (up to one year), or 1% in the long term.
The Ecopetrol Business Group has complied with this policy.

Ecopetrol’s investment portfolio in U.S. dollars is segmented into four tranches, each one matching our liquidity needs. The working capital tranche is calculated taking into account our cash flow needs for the next 60 days. The liquidity tranche is calculated as the contingent cash flow needs over the working capital, taking into account the development of capital expenditures related to projects. The asset liability tranche is built to match our long-term debt. The investment tranche includes the remaining amount of the total portfolio after deducting the amounts pertaining to the above mentioned tranches and after subtracting the Colombian Peso portfolio.

Ecopetrol’s investment portfolio in Colombian Pesos is segmented in two tranches, each one matching our liquidity needs. The first tranche is calculated taking into account our cash flow needs for the next 30 days, and the second tranche is built for investment purposes.

The credit rating of issuers and counterparties in transactions involving financial instruments is disclosed in Note 6 – Cash and cash equivalents, Note 9 – Other financial assets and Note 20 – Provisions for employees’ benefits.

28.3	Interest rate risk

Interest rate risk arises from Ecopetrol’s exposure to changes in interest rates because the Ecopetrol Business Group has investments in fixed and floating–rate instruments and has issued floating rate debt linked to LIBOR, DTF and CPI interest rates. Thus, interest rate volatility may affect the fair value and cash flows of the Ecopetrol Business Group’s investments and the financial expense of floating rate loans and financing.

As of December 31, 2018, 17% (2017, 19%
and 2016, 31%
) of
the Ecopetrol Business Group’s indebtedness is linked to floating interest rates. As a result, if market interest rates rise, financing expenses will increase, which could have an adverse effect on the results of operations.

Ecopetrol controls the exposure to interest rate risk by establishing limits to exposure duration, Value at Risk – VAR and tracking error.

Autonomous equities linked to Ecopetrol’s pension obligations are also exposed to changes in interest rates, as they include fixed and floating rate instruments that are marked to market. Colombian regulation for pension funds, as stipulated in the Decree 941 of 2002 and Decree 1861 of 2012, indicates that they have to follow the same regime as the regular obligatory pension funds in their moderate portfolio.

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

	Effect on profit or loss (+/–)		Effect on Other Comprehensive Income (+/–)
	Financial assets	Financial Liabilities	Plan assets
+100 basis points	(71,123)	240,711	(513,699)
–100 basis points	71,123	(94,062)	527,058

A sensitivity analysis of discount rates on pension plan assets and liabilities is disclosed in Note 20 – Provisions for employees’ benefits.

28.4	Liquidity risk

The ability to access capital necessary to finance the Ecopetrol Business Group’s investment plans on acceptable terms can be limited due to deterioration in market conditions. A global financial crisis could worsen risk perception in emerging markets.

Events impacting the political and regional environment of Colombia, could make it difficult for our subsidiaries to access capital markets. These conditions, together with potential significant losses in the financial services sector and changes in credit risk assessments, may make it difficult to obtain financing on favorable terms. As a result, the Ecopetrol Business Group may be forced to review the opportunity and scope of its investment plans as necessary, or access financial markets under less favorable terms, thereby negatively affecting the Ecopetrol Business Group’s results of operations and financial position.

Liquidity risk is managed in accordance with the Ecopetrol Business Group’s policies aimed at ensuring that there are sufficient net funds to meet the Ecopetrol Business Group’s financial commitments within its maturity schedules with no additional costs. The main method for the measurement and monitoring of liquidity is cash flow forecasting.

During 2018, the Ecopetrol Business Group used
US$2,446
million equivalents (2017
– US$2,400 million) as part of its liquidity surpluses to prepay part of its debts with original maturities between
2019
and
2025
. The details of these movements are described in Note
18
 – Loans and borrowings.

The following is a summary of the maturity of financial liabilities as of December 31, 2018. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$
3,249.75
per U.S. dollar. Consequently, these amounts may not reconcile with the amounts disclosed on the consolidated statement of financial position:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	3,570,843	16,093,120	20,942,328	19,300,708	59,906,999
Trade and other payables	8,945,790	30,522	–	–	8,976,312
Total	12,516,633	16,123,642	20,942,328	19,300,708	68,883,311

28.5	Capital management

The main objective of the capital management of the Ecopetrol Business Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financing needs that support an investment grade credit rating profile.

Net financial debt is calculated by taking short–term and long–term loans and borrowings less cash and cash equivalents and investments in securities as of December 31 of each year. The level of leverage is calculated as the ratio between net financial debt and the sum of equity and net financial debt. The following is the information of these indicators as of December 31, 2018 and 2017:

	2018	2017
Loans and borrowings (Note 18)	38,062,645	43,547,835
Cash and cash equivalents (Note 6)	(6,311,744)	(7,945,885)
Other financial assets (Note 9)	(8,147,815)	(6,533,725)
Net financial debt	23,603,086	29,068,225
Equity (Note 22)	57,107,780	48,215,699
Leverage	29.24%	37.61%

The movement of the net financial debt is detailed in Note 18.8.